Borrowings	12 Months Ended
Apr. 30, 2026
Broker-Dealer [Abstract]
Borrowings

6	Borrowings

	As of April 30,
	2025	2026	2026
	S$	S$	US$
Loan from third party	-	200,000	157,020

On March 4, 2026, the company entered into a loan agreement for S$200,000 unsecured fixed rate which expires in September 2026. The loan which carries interest of 2.0% per month is guarantee by Tay Beng Boon.

As of April 30, 2026 the company paid interest of S$4,000 (approximately US$3,140).